SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended								1 Months Ended			1 Months Ended
	Dec. 31, 2011 Vessels	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 LNG carrier contracts	Dec. 31, 2011 LNG carrier Vessels	Jul. 31, 2008 Bluewater Gandria NV	Apr. 30, 2012 Subsequent event Oslo Stock Exchange	Apr. 30, 2012 Subsequent event World Shipholding	Mar. 31, 2012 Subsequent event Issuance of debt Bonds	Apr. 30, 2012 Subsequent event Vessels and equipment	Feb. 29, 2012 Subsequent event LNG carrier Vessels	Feb. 29, 2012 Subsequent event LNG carrier Vessels and equipment	Feb. 29, 2012 Subsequent event Golar LNG Partners	Feb. 29, 2012 Subsequent event Dividend declared	Mar. 31, 2012 Subsequent event Dividend paid	Jan. 31, 2012 Subsequent event Bluewater Gandria NV	Jan. 18, 2012 Subsequent event Bluewater Gandria NV
Subsequent events:
Percentage of voting interest acquired						50.00%										50.00%	50.00%
Purchase of equity method investment						$ 22,000,000											$ 19,500,000
Dividends declared														$ 0.325
Payments of dividends															26,100,000
Noncontrolling interest, distribution amount (USD per share)													$ 0.43
Payments to noncontrolling interests	108,050,000	15,741,000	0										5,900,000
Number of vessels contracted for construction	9			7	7						4
Long-term purchase commitment amount												800,000,000
Payments to acquire vessels and equipment												80,000,000
Number of vessels contracted for construction, due in 2014	4										3
Net proceeds received from private placement									250,000,000
Convertible debt instrument, converstion ratio									1
Coupon rate									3.75%
Reactivation cost										$ 30,000,000
Percentage of voting rights needed for delisting from Oslo Stock Exchange							66.67%
Ownership interest percentage								46.00%